Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0001320695
Registrant Name	TreeHouse Foods, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A